Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	Manager Directed Portfolios
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Dec. 02, 2016
Document Effective Date	Dec. 05, 2016
Prospectus Date	Dec. 05, 2016